Annuity Reserves and Deposit-Type Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subject to discretionary withdrawal - lump sum:
With market value adjustment
At book value less surrender charge of 5% or more
At fair value
Total with adjustment or at fair value
At book value with minimal or no charge adjustment
Not subject to discretionary withdrawal	4,473	3,873
Gross annuity reserves and deposit liabilities	4,473	3,873
Reinsurance ceded	4,473	3,873
Total annuity reserves and deposit liabilities
Subject to discretionary withdrawal - lump sum (in percentage):
With market value adjustment in percentage	0.00%	0.00%
At book value less surrender charge of 5% or more in percentage	0.00%	0.00%
At fair value in percentage	0.00%	0.00%
Total with adjustment or at fair value in percentage	0.00%	0.00%
At book value with minimal or no charge adjustment in percentage	0.00%	0.00%
Not subject to discretionary withdrawal in percentage	100.00%	100.00%
Gross annuity reserves and deposit liabilities in percentage	100.00%	100.00%
Individual Annuities [Member]
Subject to discretionary withdrawal - lump sum:
With market value adjustment	$ 5,050,170	$ 4,076,413
At book value less surrender charge of 5% or more	2,851	6,019
At fair value	220,969	161,987
Total with adjustment or at fair value	5,273,990	4,244,419
At book value with minimal or no charge adjustment	59,739	327
Not subject to discretionary withdrawal	7,074	4,863
Gross annuity reserves and deposit liabilities	5,340,803	4,249,609
Reinsurance ceded	5,119,834	4,087,622
Total annuity reserves and deposit liabilities	$ 220,969	$ 161,987
Subject to discretionary withdrawal - lump sum (in percentage):
With market value adjustment in percentage	94.60%	95.90%
At book value less surrender charge of 5% or more in percentage	0.10%	0.10%
At fair value in percentage	4.10%	3.90%
Total with adjustment or at fair value in percentage	98.80%	99.90%
At book value with minimal or no charge adjustment in percentage	1.10%	0.00%
Not subject to discretionary withdrawal in percentage	0.10%	0.10%
Gross annuity reserves and deposit liabilities in percentage	100.00%	100.00%
General Account [Member]
Subject to discretionary withdrawal - lump sum:
With market value adjustment
At book value less surrender charge of 5% or more
At fair value
Total with adjustment or at fair value
At book value with minimal or no charge adjustment
Not subject to discretionary withdrawal	4,473	3,873
Gross annuity reserves and deposit liabilities	4,473	3,873
Reinsurance ceded	4,473	3,873
Total annuity reserves and deposit liabilities
General Account [Member] | Individual Annuities [Member]
Subject to discretionary withdrawal - lump sum:
With market value adjustment
At book value less surrender charge of 5% or more	2,851	6,019
At fair value
Total with adjustment or at fair value	2,851	6,019
At book value with minimal or no charge adjustment	205	327
Not subject to discretionary withdrawal	7,074	4,863
Gross annuity reserves and deposit liabilities	10,130	11,209
Reinsurance ceded	10,130	11,209
Total annuity reserves and deposit liabilities
Separate Account With Guarantees [Member]
Subject to discretionary withdrawal - lump sum:
With market value adjustment
At book value less surrender charge of 5% or more
At fair value
Total with adjustment or at fair value
At book value with minimal or no charge adjustment
Not subject to discretionary withdrawal
Gross annuity reserves and deposit liabilities
Reinsurance ceded
Total annuity reserves and deposit liabilities
Separate Account With Guarantees [Member] | Individual Annuities [Member]
Subject to discretionary withdrawal - lump sum:
With market value adjustment	5,050,170	4,076,413
At book value less surrender charge of 5% or more
At fair value
Total with adjustment or at fair value	5,050,170	4,076,413
At book value with minimal or no charge adjustment	59,534
Not subject to discretionary withdrawal
Gross annuity reserves and deposit liabilities	5,109,704	4,076,413
Reinsurance ceded	5,109,704	4,076,413
Total annuity reserves and deposit liabilities
Separate Account Nonguaranteed [Member]
Subject to discretionary withdrawal - lump sum:
With market value adjustment
At book value less surrender charge of 5% or more
At fair value
Total with adjustment or at fair value
Not subject to discretionary withdrawal
Gross annuity reserves and deposit liabilities
Reinsurance ceded
Total annuity reserves and deposit liabilities
Separate Account Nonguaranteed [Member] | Individual Annuities [Member]
Subject to discretionary withdrawal - lump sum:
With market value adjustment
At book value less surrender charge of 5% or more
At fair value	220,969	161,987
Total with adjustment or at fair value	220,969	161,987
At book value with minimal or no charge adjustment
Not subject to discretionary withdrawal
Gross annuity reserves and deposit liabilities	220,969	161,987
Reinsurance ceded
Total annuity reserves and deposit liabilities	$ 220,969	$ 161,987